Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Subscriptions received in advance [member]	Capital reserve [member]	Retained earnings [member]	Total
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	$ 0	$ 1,806,894	$ (17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)	29,900
Shares issued – exploration and evaluation assets (Notes 4 and 7)	$ 235,600	0	0	0	235,600
Shares issued – private placement (Note 7) (in shares)	800,000
Shares issued – private placement (Note 7)	$ 5,418,400	0	0	0	5,418,400
Derivative liability (Note 7)	(823,597)	0	0	0	(823,597)
Share issue costs	(387,416)	0	0	0	(387,416)
Finder fee warrants – on private placements (Note 7)	$ (270,400)	0	270,400	0	0
Shares issued – for services (Note 7) (in shares)	30,900
Shares issued – for services (Note 7)	$ 187,872	0	0	0	187,872
Share-based payments (Notes 7 and 8)	0	0	710,774	0	710,774
Loss and comprehensive loss for the period	$ 0	0	0	(2,303,829)	(2,303,829)
Balance (in shares) at Sep. 30, 2023	4,830,417
Balance at Sep. 30, 2023	$ 30,810,298	0	2,788,068	(20,172,940)	13,425,426
Balance (in shares) at Mar. 31, 2023	3,969,617
Balance at Mar. 31, 2023	$ 26,449,839	0	1,806,894	(17,869,111)	$ 10,387,622
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)					29,900
Shares issued – exploration and evaluation assets (Notes 4 and 7)					$ 235,600
Shares issued – for services (Note 7) (in shares)					30,900
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	$ 13,209,537
Balance (in shares) at Sep. 30, 2023	4,830,417
Balance at Sep. 30, 2023	$ 30,810,298	0	2,788,068	(20,172,940)	13,425,426
Statement Line Items [Line Items]
Shares issued – private placement (Note 7) (in shares)	341,592
Shares issued – private placement (Note 7)	$ 1,629,268	0	0	0	1,629,268
Share issue costs	(92,999)	0	0	0	(92,999)
Finder fee warrants – on private placements (Note 7)	(9,700)	0	9,700	0	0
Share-based payments (Notes 7 and 8)	0	0	199,926	0	199,926
Loss and comprehensive loss for the period	0	0	0	(2,168,341)	(2,168,341)
Warrant premium – on private placements (Note 7)	(377,911)	0	377,911	0	0
Flow-through premium – on private placements (Note 7)	(20,143)	0	0	0	(20,143)
Subscriptions received in advance (Note 7)	$ 0	105,000	0	0	105,000
Shares issued – options exercised (Note 7) (in shares)	36,000
Shares issued – options exercised (Note 7)	$ 184,800	0	(53,400)	0	131,400
Transfer of cancelled/forfeited options	$ 0	0	(860,158)	860,158	0
Balance (in shares) at Mar. 31, 2024	5,208,009
Balance at Mar. 31, 2024	$ 32,123,613	105,000	2,462,047	(21,481,123)	$ 13,209,537
Statement Line Items [Line Items]
Shares issued – exploration and evaluation assets (Notes 4 and 7) (in shares)	40,924				40,924
Shares issued – exploration and evaluation assets (Notes 4 and 7)	$ 150,000	0	0	0	$ 150,000
Shares issued – private placement (Note 7) (in shares)	247,471
Shares issued – private placement (Note 7)	$ 1,455,129	(105,000)	0	0	1,350,129
Share issue costs	(22,869)	0	0	0	(22,869)
Share-based payments (Notes 7 and 8)	0	0	112,200	0	112,200
Loss and comprehensive loss for the period	0	0	0	(2,381,004)	(2,381,004)
Warrant premium – on private placements (Note 7)	(480,100)	0	480,100	0	0
Flow-through premium – on private placements (Note 7)	(57,012)	0	0	0	(57,012)
Transfer of cancelled/forfeited options	$ 0	0	(278,337)	278,337	0
Balance (in shares) at Sep. 30, 2024	5,496,404
Balance at Sep. 30, 2024	$ 33,168,761	$ 0	$ 2,776,010	$ (23,583,790)	$ 12,360,981